Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Income Tax [Abstract]
Disclosure of Rate Reconciliation
The provision for income tax differs from the amount that would have resulted by applying the combined Canadian statutory income tax rates of approximately 26.5% (2018 – 26.5%):

	December 31, 2019	December 31, 2018

(Loss) before income taxes	$(131,939)	$(14,816)

	26.5%	26.5%

Tax expense calculated using statutory rates	(34,964)	(3,926)

Expenses not deductible (earnings not taxable)	(2,520)	4,656

Change in tax benefits not recognized	37,484	(934)

Current and deferred mining taxes	(3,181)	4,322

Income tax expenses	$(3,181)	$4,118

Current income tax expense	$(7)	$1,148

Deferred tax expense	$(3,174)	$2,970

Disclosure of deferred taxes
Components of deferred tax assets and liabilities

	December 31, 2019	December 31, 2018

Deferred tax liabilities

Inventory	$717	$(4,993)

Property, plant & equipment	(6,562)	(25,275)

Derivative assets	(53)	(443)

Deferred tax asset

Non-capital loss carryforwards	5,898	27,537

	$-	$(3,174)

Disclosure of Unrecognized deferred tax assets
Deductible temporary differences for which deferred tax assets have not been recognized are attributable to the following:

	December 31, 2019	December 31, 2018

Property, plant and equipment	$8,823	$4,693

Decommissioning and restoration liability	58,273	57,929

Capital losses	2,923	3,200

Non-capital losses, expiring 2034 to 2039	198,701	34,247

Share issuance cost	150	1,250

Secured notes payable	5,771	36,995

	$274,641	$138,314